Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies [Abstract]
Future Minimum Contractual Charter Revenue
The following table sets forth the Company’s future minimum contractual charter revenue based on vessels committed to non-cancelable time charter contracts as at June 30, 2024. For index-linked time charter contracts the calculation was made using the initial charter rates   (these amounts do not include any assumed off-hire).

Twelve month periods ending June 30,	Amount
2025	110,375
2026	28,253
Total	138,628

Office Rental Obligations
The following table sets forth the Company’s undiscounted office rental obligations as at June 30, 2024:

Twelve month periods ending June 30,	Amount
2025	128
2026	128
2027	128
2028	96
Thereafter	-
Total	480
Less: imputed interest	(139)
Present value of lease liabilities	341

Operating lease liability, current	99
Operating lease liability, non-current	242
Present value of lease liabilities	341